Vanguard® Advice Select Global Value Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.9%)
Australia (1.3%)
*	James Hardie Industries plc ADR	970,119	25,504
Canada (3.6%)
	Canadian National Railway Co.	163,684	20,822
	National Bank of Canada	119,649	19,353
	Canadian Natural Resources Ltd.	347,167	16,553
	Nutrien Ltd.	164,203	11,342
			68,070
China (3.9%)
	Tencent Holdings Ltd.	447,346	27,334
	Alibaba Group Holding Ltd. ADR	155,645	19,028
	Yum China Holdings Inc.	312,339	15,048
	ANTA Sports Products Ltd.	1,244,200	12,522
			73,932
Finland (0.4%)
	Stora Enso OYJ	716,255	8,237
France (2.1%)
	Accor SA	324,771	16,890
	Societe Generale SA	125,247	11,773
	Engie SA	342,499	10,676
			39,339
Germany (0.3%)
	CTS Eventim AG & Co. KGaA	79,299	5,350
Hong Kong (1.6%)
	AIA Group Ltd.	1,938,800	19,545
	Techtronic Industries Co. Ltd.	625,439	10,507
			30,052
India (1.1%)
	HDFC Bank Ltd. ADR	502,116	12,016
[1]	Reliance Industries Ltd. GDR	150,442	8,257
			20,273
Ireland (1.7%)
	Bank of Ireland Group plc	942,382	19,658
*	ICON plc	81,678	13,360
			33,018
Italy (1.5%)
	FinecoBank Banca Fineco SpA	1,027,885	28,161
Japan (8.5%)
	Tokyo Electron Ltd.	67,900	22,701
	Shin-Etsu Chemical Co. Ltd.	587,086	20,930
*	Rakuten Group Inc.	3,307,576	17,246
	NEC Corp.	572,600	17,017
	Chiba Bank Ltd.	985,152	16,014
	East Japan Railway Co.	679,900	15,644
	Japan Airlines Co. Ltd.	722,800	13,332
	FANUC Corp.	329,600	13,281
	MISUMI Group Inc.	487,135	11,589
	Chubu Electric Power Co. Inc.	497,700	8,618
	Nintendo Co. Ltd.	101,000	4,818
			161,190
Mexico (0.7%)
	Wal-Mart de Mexico SAB de CV	4,252,500	12,338
Netherlands (1.8%)
	ASML Holding NV (Registered) ADR	21,062	34,310

		Shares	Market Value ($000)
Russia (0.0%)
*,2	Sberbank of Russia PJSC	37,200	—
Singapore (1.6%)
	DBS Group Holdings Ltd.	518,060	29,890
South Korea (1.2%)
	KT Corp. ADR	637,772	11,538
	Hyundai Rotem Co. Ltd.	115,767	10,758
			22,296
Taiwan (3.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	108,920	44,031
	MediaTek Inc.	226,272	24,104
			68,135
United Kingdom (6.8%)
	Haleon plc	5,462,074	26,740
	Unilever plc	386,743	24,607
	Admiral Group plc	373,290	18,923
	AstraZeneca plc	104,843	17,835
	Smiths Group plc	435,584	15,555
	ICG plc	549,820	14,038
	Prudential plc	781,167	11,740
			129,438
United States (56.2%)
	Microsoft Corp.	147,813	68,692
*	Amazon.com Inc.	227,110	61,679
	Broadcom Inc.	90,497	35,229
	Intercontinental Exchange Inc.	211,464	32,244
	Alphabet Inc. Class A	87,480	31,154
	Reliance Inc.	71,388	28,991
	Merck & Co. Inc.	217,606	28,332
	Cencora Inc.	86,742	27,006
	General Motors Co.	288,109	25,601
	SLB Ltd.	477,314	23,670
	Raymond James Financial Inc.	133,070	23,418
	KKR & Co. Inc.	229,879	23,317
*	Boeing Co.	98,527	21,296
	Dick's Sporting Goods Inc.	108,196	21,197
	STERIS plc	92,499	21,127
	Sempra	236,878	20,976
*	Airbnb Inc. Class A	135,146	20,477
	NVIDIA Corp.	101,861	20,449
	Agilent Technologies Inc.	145,807	20,175
	Pinnacle Financial Partners Inc.	190,925	20,091
	Freeport-McMoRan Inc.	320,159	20,052
	Prologis Inc.	138,520	20,031
*	Dynatrace Inc.	439,332	19,471
	Emerson Electric Co.	125,597	18,817
*	Waters Corp.	49,005	18,490
*	CACI International Inc. Class A	37,106	18,470
	Morgan Stanley	86,557	18,213
	Northrop Grumman Corp.	32,940	17,869
	Dover Corp.	87,308	17,865
	PACCAR Inc.	126,350	16,764
	NXP Semiconductors NV	72,763	16,674
	Roper Technologies Inc.	42,175	16,531
	Walt Disney Co.	169,682	16,322
	TransUnion	205,438	16,152
	Tradeweb Markets Inc. Class A	153,841	15,461
	Keurig Dr Pepper Inc.	443,586	13,804
	UnitedHealth Group Inc.	32,169	13,331
	Williams Cos. Inc.	173,462	12,409
	Morningstar Inc.	63,942	12,313
	Kroger Co.	211,455	12,209
*	EchoStar Corp. Class A	140,660	11,828
*	Zscaler Inc.	74,989	11,338
*	MACOM Technology Solutions Holdings Inc.	41,793	10,508
	Ally Financial Inc.	242,053	10,488

			Shares	Market Value ($000)
*		Cooper Cos. Inc.	144,686	10,464
		Wells Fargo & Co.	119,947	10,369
		Equinix Inc.	9,962	10,154
		Becton Dickinson & Co.	59,641	9,878
		Tyson Foods Inc. Class A	161,068	9,336
		CMS Energy Corp.	129,112	9,295
		Diamondback Energy Inc.	44,184	8,967
		MetLife Inc.	84,612	8,134
		Constellation Brands Inc. Class A	62,429	8,130
*		Builders FirstSource Inc.	116,819	7,761
		UDR Inc.	182,253	6,955
		M&T Bank Corp.	28,105	6,922
		Deere & Co.	10,689	6,335
		HCA Healthcare Inc.	8,939	3,599
				1,066,830
Total Common Stocks (Cost $1,563,474)				1,856,363
		Coupon
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
[3]	Vanguard Market Liquidity Fund (Cost $46,779)	3.718%	467,837	46,779
Total Investments (100.3%) (Cost $1,610,253)				1,903,142
Other Assets and Liabilities—Net (-0.3%)				(6,363)
Net Assets (100%)				1,896,779

Cost is in $000.
*	Non-income-producing security.
1
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $8,257, representing 0.4% of net assets.

2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,147,238	—	—	1,147,238
Common Stocks—Other	174,835	534,290	—	709,125
Temporary Cash Investments	46,779	—	—	46,779
Total	1,368,852	534,290	—	1,903,142